Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2022
Segmental analysis
Schedule of operating segments

				Central
	Retail	Private	Commercial &	items
	Banking	Banking	Institutional	& other	Total
2022	£m	£m	£m	£m	£m
Continuing operations
Net interest income	5,224	777	4,171	(330)	9,842
Net fees and commissions	422	250	1,580	40	2,292
Other non-interest income	—	29	662	331	1,022
Total income	5,646	1,056	6,413	41	13,156
Depreciation and amortisation	—	—	(161)	(672)	(833)
Other operating expenses	(2,593)	(622)	(3,583)	(56)	(6,854)
Impairment (losses)/releases	(229)	2	(122)	12	(337)
Operating profit/(loss)	2,824	436	2,547	(675)	5,132

2021(1)
Continuing operations
Net interest income	4,074	480	2,974	7	7,535
Net fees and commissions	377	258	1,440	45	2,120
Other non-interest income	(6)	78	424	278	774
Total income	4,445	816	4,838	330	10,429
Depreciation and amortisation	(85)	—	(173)	(665)	(923)
Other operating expenses	(2,428)	(520)	(3,584)	(303)	(6,835)
Impairment releases/(losses)	36	54	1,160	(77)	1,173
Operating profit/(loss)	1,968	350	2,241	(715)	3,844

				Central
	Retail	Private	Commercial &	items
	Banking	Banking	Institutional	& other	Total
2020 (1)	£m	£m	£m	£m	£m
Continuing operations
Net interest income	3,868	489	3,054	(22)	7,389
Net fees and commissions	379	257	1,303	43	1,982
Other non-interest income	(66)	17	1,221	(140)	1,032
Total income	4,181	763	5,578	(119)	10,403
Depreciation and amortisation	—	(8)	(182)	(723)	(913)
Operating expenses	(2,540)	(447)	(3,849)	(109)	(6,945)
Impairment losses	(792)	(100)	(2,074)	(132)	(3,098)
Operating profit/(loss)	849	208	(527)	(1,083)	(553)

Total revenue (2)
				Central
	Retail	Private	Commercial &	items &
	Banking	Banking	Institutional	other	Total
Year ended 31 December 2022	£m	£m	£m	£m	£m
Continuing operations
External	5,773	874	6,747	3,180	16,574
Inter-segmental	—	389	116	(505)	—
Total	5,773	1,263	6,863	2,675	16,574

Year ended 31 December 2021 (1)
Continuing operations
External	5,419	792	5,168	1,323	12,702
Inter-segmental	14	127	123	(264)	—
Total	5,433	919	5,291	1,059	12,702

Year ended 31 December 2020 (1)
Continuing operations
External	5,386	702	6,223	1,136	13,447
Inter-segmental	39	163	80	(282)	—
Total	5,425	865	6,303	854	13,447

Total income
				Central
	Retail	Private	Commercial &	items &
	Banking	Banking	Institutional	other	Total
Year ended 31 December 2022	£m	£m	£m	£m	£m
Continuing operations
External	5,646	780	6,777	(47)	13,156
Inter-segmental	—	276	(364)	88	—
Total	5,646	1,056	6,413	41	13,156

Year ended 31 December 2021 (1)
Continuing operations
External	4,433	801	5,041	154	10,429
Inter-segmental	12	15	(203)	176	—
Total	4,445	816	4,838	330	10,429

Year ended 31 December 2020 (1)
Continuing operations
External	4,157	700	5,960	(414)	10,403
Inter-segmental	24	63	(382)	295	—
Total	4,181	763	5,578	(119)	10,403

				Central
	Retail	Private	Commercial &	items
Analysis of net fees and commissions	Banking	Banking	Institutional	& other	Total
2022	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	314	25	642	43	1,024
- Credit and debit card fees	401	15	227	18	661
- Lending and financing	17	8	673	3	701
- Brokerage	43	6	44	—	93
- Investment management, trustee and fiduciary services (3)	4	219	46	—	269
- Underwriting fees	—	—	120	—	120
- Other	—	3	88	(44)	47
Total	779	276	1,840	20	2,915

Fees and commissions payable	(357)	(26)	(260)	20	(623)
Net fees and commissions	422	250	1,580	40	2,292

2021 (1)
Continuing operations
Fees and commissions receivable
- Payment services	306	35	577	49	967
- Credit and debit card fees	344	10	149	19	522
- Lending and financing	13	10	643	4	670
- Brokerage	48	6	42	—	96
- Investment management, trustee and fiduciary services (3)	3	230	45	2	280
- Underwriting fees	—	—	127	—	127
- Other	—	35	109	(112)	32
Total	714	326	1,692	(38)	2,694

Fees and commissions payable	(337)	(68)	(252)	83	(574)
Net fees and commissions	377	258	1,440	45	2,120

2020 (1)
Fees and commissions receivable
- Payment services	264	28	543	41	876
- Credit and debit card fees	299	9	131	21	460
- Lending and financing	42	7	625	2	676
- Brokerage	54	6	94	1	155
- Investment management, trustee and fiduciary services	3	225	41	2	271
- Underwriting fees	—	—	183	—	183
- Other	1	26	89	(33)	83
Total	663	301	1,706	34	2,704

Fees and commissions payable	(284)	(44)	(403)	9	(722)
Net fees and commissions	379	257	1,303	43	1,982

	2022		2021		2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Retail Banking	226,375	192,282	209,973	192,715	197,618	178,617
Private Banking	29,867	41,491	29,854	39,388	26,206	32,457
Commercial & Institutional	404,817	383,768	425,718	411,757	491,544	460,338
Central items & other	58,994	66,016	116,447	96,329	84,123	84,255
Total	720,053	683,557	781,992	740,189	799,491	755,667

Schedule of geographical segments

	UK	USA	Europe	RoW	Total
2022	£m	£m	£m	£m	£m
Continuing operations
Total revenue	15,795	117	558	104	16,574
Interest receivable	12,242	37	344	14	12,637
Interest payable	(2,567)	(2)	(221)	(5)	(2,795)
Net fees and commissions	1,983	44	207	58	2,292
Trading income	1,208	1	(104)	28	1,133
Other operating income	(140)	14	12	3	(111)
Total income (4)	12,726	94	238	98	13,156

Operating profit/(loss) before tax	5,716	(46)	(620)	82	5,132
Total assets	589,758	25,979	101,164	3,152	720,053
Total liabilities	579,476	27,039	75,092	1,950	683,557
Contingent liabilities and commitments	117,915	—	8,649	17	126,581

2021 (1)
Continuing operations
Total revenue	12,100	87	482	33	12,702
Interest receivable	8,949	20	257	8	9,234
Interest payable	(1,483)	(2)	(211)	(3)	(1,699)
Net fees and commissions	1,820	27	231	42	2,120
Trading income	247	53	(1)	24	323
Other operating income	387	2	62	—	451
Total income (4)	9,920	100	338	71	10,429
Operating profit/(loss) before tax	4,143	48	(387)	40	3,844
Total assets	693,221	21,776	64,415	2,580	781,992
Total liabilities	676,684	23,286	38,835	1,384	740,189
Contingent liabilities and commitments	117,225	1	8,114	27	125,367

2020 (1)
Continuing operations
Total revenue	12,511	211	551	174	13,447

Interest receivable	9,479	—	210	22	9,711
Interest payable	(2,163)	—	(158)	(1)	(2,322)
Net fees and commissions	1,637	33	215	97	1,982
Trading income	911	170	33	11	1,125
Other operating income	(117)	(22)	42	4	(93)
Total income (4)	9,747	181	342	133	10,403

Operating (loss)/profit before tax	(193)	(85)	(363)	88	(553)
Total assets	704,725	25,439	66,884	2,443	799,491
Total liabilities	686,500	26,932	41,018	1,217	755,667
Contingent liabilities and commitments	118,654	—	10,068	10	128,732

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.
(2)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.
(3)	Comparisons with prior periods are impacted by the transfer of the Private Client Advice business to Private Banking from 1 January 2021.
(4)	Total income excludes internal service fee income which has been calculated on a cost plus mark-up basis.